Derivative Financial Instruments (Details) - Not designated as hedging instruments [Member] - USD ($) $ in Millions	Apr. 30, 2016	Apr. 30, 2015
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	$ 20.5	$ 11.2
Other Current Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	20.3	6.4
Other Current Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.2	4.8
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	23.0	24.9
Other Current Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	14.1	23.9
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	8.9	1.0
Other Noncurrent Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.3	0.2
Other Noncurrent Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.0	0.2
Other Noncurrent Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.3	0.0
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	1.6	3.8
Other Noncurrent Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	1.2	3.8
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	$ 0.4	$ 0.0